Income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Taxes receivables	$ 17,703,246	$ 19,668,196
Refundables Tax Previous Year [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	6,051,483	5,069,480
Tax Payments In Advance [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	9,970,091	13,614,626
Benefits For Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables		47,921
Other Credits [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	$ 1,681,672	$ 936,169